Intangible Assets - Schedule of Intangible Assets (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
COST [Member]
Schedule of Intangible Assets [Line Items]
Begining balance	$ 127,462
Intangible assets	134,539
additions for the year	7,066
translation adjustment	11
Ending balance	134,539
AMORTIZATION [Member]
Schedule of Intangible Assets [Line Items]
Begining balance	(31,025)
Intangible assets	(44,321)
additions for the year	(13,247)
translation adjustment	(49)
Ending balance	(44,321)
CARRYING AMOUNTS [Member]
Schedule of Intangible Assets [Line Items]
Begining balance	96,437
Intangible assets	90,218
Ending balance	$ 90,218